16. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases
Years Ended June 30,	Total
2012	$57,012
2013	57,012
2014	57,012
2015	58,592
2016	61,752
Beyond	0
Total	$291,380